Intangible Assets, Net	9 Months Ended
Sep. 30, 2022
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	As of
	December 31, 2021	September 30, 2022
Automotive Manufacturing Permission	647,174	647,174
Insurance Agent License	—	35,000
Indefinite-lived intangible assets	647,174	682,174
Software	137,576	196,705
Patents	694	694
Definite‑lived intangible assets	138,270	197,399
Less: Accumulated amortization
Software	(33,290)	(46,849)
Patents	(694)	(694)
Accumulated amortization	(33,984)	(47,543)
Definite‑lived intangible assets, net	104,286	149,856
Total intangible assets, net	751,460	832,030

9. Intangible Assets, Net (Continued)

The newly acquired Insurance Agent License is considered to be an indefinite lived intangible asset and is carried at cost less any subsequent impairment loss. The Group believes, based upon regulatory precedent, that ongoing required license renewals (as approved by government authorities) is a normal activity, those providing the basis for the indefinite life assumption.

The Group recorded amortization expense of RMB7,843 and RMB13,559 for the nine months ended September 30, 2021 and 2022, respectively.

As of September 30, 2022, amortization expense related to intangible assets for future periods are estimated to be as follows:

As of September 30,
2022
Year ending September 30, 2023	22,341
Year ending September 30, 2024	19,501
Year ending September 30, 2025	16,798
Year ending September 30, 2026	15,925
Thereafter	75,291
Total	149,856